INCOME TAXES (DETAILS 3) - USD ($) $ in Thousands	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Deferred tax liability:
Property, plant and equipment	$ 35	$ 48
Deferred tax asset:
Tax loss carryforwards	(725)	(807)
Valuation allowance	722	803	$ 805	$ 767
Total net deferred tax asset	(3)	(4)
Net deferred tax liability	$ 32	$ 44